Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Interest income
Loans	$ 13,154	$ 10,539	$ 26,149	$ 20,537
Reverse repurchase agreements	2,914	2,134	5,852	3,915
Securities
Interest	5,122	4,462	10,398	8,801
Dividends	680	638	1,228	1,150
Deposits with banks	1,126	1,534	2,182	2,960
Total interest income	22,996	19,307	45,809	37,363
Interest expense
Deposits	11,490	9,042	22,974	16,837
Securitization liabilities	259	208	516	430
Subordinated notes and debentures	99	105	193	216
Repurchase agreements and short sales	3,390	2,293	6,595	4,301
Other	293	231	578	418
Total interest expense	15,531	11,879	30,856	22,202
Net interest income	7,465	7,428	14,953	15,161
Non-interest income
Investment and securities services	1,872	1,671	3,617	3,076
Credit fees	494	429	1,063	857
Trading income (loss)	744	289	1,669	967
Service charges	657	621	1,311	1,249
Card services	703	712	1,465	1,481
Insurance revenue	1,665	1,514	3,341	3,056
Other income (loss)	219	(267)	114	(1,249)
Total non-interest income	6,354	4,969	12,580	9,437
Total revenue	13,819	12,397	27,533	24,598
Provision for (recovery of) credit losses	(1,071)	(599)	(2,072)	(1,289)
Insurance claims and related expenses	1,248	1,118	2,614	2,282
Non-interest expenses
Salaries and employee benefits	4,250	3,883	8,564	7,641
Occupancy, including depreciation	474	446	942	879
Technology and equipment, including depreciation	616	561	1,254	1,083
Amortization of other intangibles	168	170	353	312
Communication and marketing	394	386	719	699
Restructuring charges	165	0	456	0
Brokerage-related and sub-advisory fees	125	111	255	203
Professional, advisory and outside services	655	630	1,220	1,198
Other	1,554	569	2,668	2,853
Total non-interest expenses	8,401	6,756	16,431	14,868
Income before income taxes and share of net income from investment in Schwab	3,099	3,924	6,416	6,159
Provision for (recovery of) income taxes	729	859	1,363	1,798
Share of net income from investment in Schwab	194	241	335	526
Net income	2,564	3,306	5,388	4,887
Preferred dividends and distributions on other equity instruments	190	210	264	293
Net income available to common shareholders	$ 2,374	$ 3,096	$ 5,124	$ 4,594
Earnings per share (Canadian dollars)
Basic	$ 1.35	$ 1.69	$ 2.90	$ 2.52
Diluted	1.35	1.69	2.89	2.52
Dividends per common share (Canadian dollars)	$ 1.02	$ 0.96	$ 2.04	$ 1.92
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab	$ 194	$ 241	$ 335	$ 526